Equity - Narrative (Details)					3 Months Ended				9 Months Ended		12 Months Ended		24 Months Ended	57 Months Ended	67 Months Ended	72 Months Ended
	Jun. 14, 2017 $ / shares shares	Apr. 06, 2017 shares	Jun. 12, 2014 $ / shares	Mar. 03, 2014 shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 $ / shares shares	Mar. 31, 2017 shares	Sep. 30, 2018 USD ($) vote $ / shares shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2017 USD ($) vote redemption $ / shares shares	Dec. 31, 2016 USD ($) redemption $ / shares shares	Dec. 31, 2017 USD ($) redemption $ / shares shares	Dec. 31, 2017 USD ($) redemption $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jul. 05, 2018	Sep. 20, 2017 USD ($)	Jun. 09, 2017 USD ($)	Sep. 22, 2015 USD ($)	Jul. 31, 2014 USD ($)
Class of Stock [Line Items]
Value of shares to be registered																					$ 2,200,000,000.0
Percentage of Organizational and Offering Costs Limit									15.00%		15.00%
Common Equity
Number of shares outstanding (in shares) | shares					77,660,266	77,660,266			77,660,266		77,175,283	70,939,647	77,175,283	77,175,283	77,660,266
Value of shares redeemed									$ 5,292,000
Stock redeemed during period (in shares) | shares									2,791,262		790,941
Noncontrolling Interests
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum											10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares											10,000,000		10,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares											7,717,528		7,717,528	7,717,528
Days Required for Reimburse Excess Amounts									60 days		60 days
Organizational Costs As A Percentage Of Gross Offering Proceeds									33.30%		81.00%
Distributions Reinvestment Plan, Amendment or Termination, Written Notice Required									10 days
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests					$ 37,401,000	$ 37,401,000			$ 37,401,000		$ 32,405,000	$ 16,930,000	$ 32,405,000	$ 32,405,000	$ 37,401,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											10 years
Number of Votes Entitled per_Share | vote									1		1
Due to affiliates					$ 18,988,000	$ 18,988,000			$ 18,988,000		$ 16,896,000	$ 22,481,000	$ 16,896,000	$ 16,896,000	$ 18,988,000
Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Common Equity
Number of shares outstanding (in shares) | shares					166,253,534	166,253,534			166,253,534		170,906,111	176,032,871	170,906,111	170,906,111	166,253,534
Redemptions payable					$ 6,653,000	$ 6,653,000			$ 6,653,000		$ 20,382,000	$ 11,565,000	$ 20,382,000	$ 20,382,000	$ 6,653,000
Share redemption requests in excess of annual limitation					$ 32,400,000	$ 32,400,000			$ 32,400,000						$ 32,400,000
Noncontrolling Interests
Percentage of noncontrolling interests based on total shares (percent)					3.62%	3.62%			3.62%		4.00%		4.00%	4.00%	3.62%
Percentage of noncontrolling interests based on weighted average shares outstanding (percent)					3.58%	3.58%			3.58%						3.58%
Partnership unit exchange (in shares) | shares									1		1
Number of limited partnership units related to redemption requests (in shares) | shares									0
Limited Partners' Capital Account, Units Issued in Exchange for Property | shares											6,600,000
Limited Partners' Capital Account, Units Issued | shares											100,000		100,000	100,000
Number of Redemption Requests | redemption											0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum											10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares											10,000,000		10,000,000	10,000,000
Due to affiliates					$ 4,018,000	$ 4,018,000			$ 4,018,000		$ 3,535,000	$ 2,719,000	$ 3,535,000	$ 3,535,000	$ 4,018,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Affiliated Entity
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties									6,600,000
Unaffiliated Entity
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties									100,000
Common Stock Subject to Mandatory Redemption [Member]
Noncontrolling Interests
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests											32,400,000		32,400,000	32,400,000
Share Redemption Program
Common Equity
Value of shares redeemed									$ 12,200,000		$ 5,700,000	$ 1,600,000	$ 7,400,000
Stock Redeemed or Called During Period, Weighted Average Price per Share | $ / shares					$ 9.65		$ 9.06		$ 9.36	$ 9.18	$ 9.21	$ 9.72	$ 9.32
Minimum holding period for stock to be redeemed from stockholder by the Company											1 year
Minimum Redemption Percentage												25.00%
Maximum redemption percentage of weighted average shares outstanding											5.00%
Minimum ownership balance (shares)											$ 2,500		$ 2,500	$ 2,500
Percentage of Net Asset Value of shares (percent)											100.00%		100.00%	100.00%
Stock redeemed during period (in shares) | shares					585,525		146,083		1,306,834	413,842	623,499	167,442	790,941
Share Redemption Program | Griffin Capital Essential Asset REIT, Inc. [Member]
Common Equity
Period for written notice											30 days
Value of shares redeemed									$ 76,900,000		$ 98,900,000	$ 41,400,000
Redemptions payable					$ 6,700,000	6,700,000			$ 6,700,000		$ 20,400,000		$ 20,400,000	$ 20,400,000	6,700,000
Maximum redemption percentage of weighted average shares outstanding									5.00%		5.00%
Minimum ownership balance (shares)					$ 2,500	$ 2,500			$ 2,500		$ 2,500		$ 2,500	$ 2,500	$ 2,500
Percentage of Net Asset Value of shares (percent)					95.00%	95.00%			95.00%		95.00%		95.00%	95.00%	95.00%
Repurchase percentage of Net Asset Value of shares (percent)					100.00%	100.00%			100.00%		100.00%		100.00%	100.00%	100.00%
Stock redeemed during period (in shares) | shares					1,311,582		2,936,150		8,013,521	6,155,290	9,931,245	4,164,955
Weighted average price per share (in dollars per share) | $ / shares					$ 9.63		$ 9.97		$ 9.60	$ 9.98	$ 9.96	$ 9.95
Share Redemption Program | Common Stock
Common Equity
Value of shares redeemed															$ 19,600,000
Stock redeemed during period (in shares) | shares															2,097,775
Weighted average price per share (in dollars per share) | $ / shares															$ 9.34
Share Redemption Program | Common Stock | Griffin Capital Essential Asset REIT, Inc. [Member]
Common Equity
Value of shares redeemed									$ 234,600,000		$ 157,700,000	$ 58,800,000		$ 157,700,000	$ 234,600,000
Redemptions payable					$ 6,700,000	$ 6,700,000			$ 6,700,000						$ 6,700,000
Minimum holding period for stock to be redeemed from stockholder by the Company									1 year
Maximum redemption percentage of weighted average shares outstanding									5.00%
Redemption requests received (shares) | shares					4,083,881		3,878,396
Share redemption requests in excess of annual limit (shares) | shares					3,401,249		104,999
Percentage of shares requested that were redeemed (percent)					16.70%		97.00%
Stock redeemed during period (in shares) | shares														15,849,898	23,863,419
Weighted average price per share (in dollars per share) | $ / shares							$ 9.92							$ 9.95	$ 9.83
Share Repurchase Program, Redemption Requests Satisfied, Percent							95.00%
Common Stock Subject to Redemption											$ 20,400,000	11,600,000	$ 20,400,000	$ 20,400,000
New Share Redemption Program [Member]
Common Equity
Value of shares redeemed															$ 6,700,000
Stock Redeemed or Called During Period, Weighted Average Price per Share | $ / shares					$ 9.62		$ 0.00		$ 9.62	$ 0.00
Minimum holding period for stock to be redeemed from stockholder by the Company									1 year		1 year
Minimum ownership balance (shares)					$ 2,500	$ 2,500			$ 2,500						$ 2,500
Percentage of Net Asset Value of shares (percent)					100.00%	100.00%			100.00%						100.00%		100.00%
Stock redeemed during period (in shares) | shares					693,487	693,487	0		693,487	0
Weighted average price per share (in dollars per share) | $ / shares															$ 9.62
Noncontrolling Interests
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests					$ 37,400,000	$ 37,400,000			$ 37,400,000						$ 37,400,000
Share Redemption Program, Quarterly Cap, Percentage of Net Asset Value of Outstanding Shares									5.00%		5.00%
Share Redemption Program, Quarterly Cap											$ 0		0	0
Follow-on Offering [Member]
Class of Stock [Line Items]
Value of shares to be registered																		$ 2,200,000,000.0
Primary Offering [Member]
Class of Stock [Line Items]
Value of shares to be registered																		2,000,000,000.0
Private Placement | Griffin Capital Essential Asset REIT, Inc. [Member]
Common Equity
Proceeds from issuance of private placement									$ 1,500,000,000		$ 1,500,000,000					$ 1,300,000,000
IPO [Member]
Class of Stock [Line Items]
Value of shares to be registered																					2,000,000,000
IPO [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Common Equity
Period for written notice									10 days		10 days
IPO [Member] | Share Redemption Program
Common Equity
Minimum holding period for stock to be redeemed from stockholder by the Company									4 years		4 years
IPO [Member] | New Share Redemption Program [Member]
Common Equity
Minimum holding period for stock to be redeemed from stockholder by the Company									4 years		4 years
Distribution Reinvestment Plan
Class of Stock [Line Items]
Common Stock Offering, Registration Statement, Shares | shares		3,000,000.0
Equity offering, termination notice period		10 days
Value of shares to be registered																		200,000,000.0
Noncontrolling Interests
Shares Tendered For Redemption, Value					6,700,000	6,700,000			$ 6,700,000		$ 2,200,000		2,200,000	2,200,000	6,700,000
Common Stock Approved under Common Stock Distribution Reinvestment Plan																		$ 200,000,000.0			$ 200,000,000
Distribution Reinvestment Plan | Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Equity offering, termination notice period									10 days		10 days
Value of shares to be registered																			$ 10,000,000	$ 100,000,000
Common Equity
Common stock issued					245,600,000	245,600,000			$ 245,600,000		$ 211,900,000	$ 162,400,000	211,900,000	211,900,000	245,600,000
Maximum | Share Redemption Program | Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Redemption Percentage Weighted Average Shares Outstanding											5.00%
Restricted Stock [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Noncontrolling Interests
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares			$ 10.28
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares												$ 10.40
Director [Member] | Restricted Stock [Member]
Noncontrolling Interests
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	7,000							15,000			36,000
Director [Member] | Restricted Stock [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Noncontrolling Interests
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	7,000			5,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized | shares				1,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 10.44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares											13,000
Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Noncontrolling Interests
Due from Related Parties											$ 100,000	$ 5,400,000	100,000	100,000
Cumulative Organizational Costs Private and Public Offerings					510,000	510,000			510,000		359,000		359,000	359,000	510,000
Due to affiliates					1,305,000	1,305,000			1,305,000		192,000	$ 0	192,000	192,000	1,305,000
Organizational and Offering Costs Incurred [Member] | IPO [Member]
Noncontrolling Interests
Due from Related Parties											76,000,000		76,000,000	76,000,000
Cumulative Organizational Costs Private and Public Offerings					3,300,000	3,300,000			3,300,000						3,300,000
Proceeds from Issuance or Sale of Equity									10,000,000
Pro Forma [Member] | Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Noncontrolling Interests
Due from Related Parties					1,800,000	1,800,000			1,800,000		1,700,000		1,700,000	1,700,000	1,800,000
Due to affiliates					1,500,000	1,500,000			1,500,000						1,500,000
Due to Affiliates [Member] | Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Noncontrolling Interests
Due from Related Parties					700,000	700,000			700,000		1,000,000		1,000,000	1,000,000	700,000
Other Assets [Member] | Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Noncontrolling Interests
Due from Related Parties					$ 1,100,000	$ 1,100,000			$ 1,100,000		$ 700,000		$ 700,000	$ 700,000	$ 1,100,000